Note 16 - Gain on Insurance Proceeds (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Unusual or Infrequent Item, or Both, Insurance Proceeds	$ 304,307	$ 2,199,463